Borrowings - Repurchase (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2020	Aug. 09, 2019
Borrowings
Aggregate principal amount	$ 1,333,237	$ 1,465,437	$ 1,439,603
Borrowings	1,333,237	1,465,437	1,439,603
Prepayments	200,475	$ 328,775	$ 266,839
Financial borrowing amount
Borrowings
Aggregate principal amount	392,200
Borrowings	$ 392,200
Aeropuertos Argentina 2000 SA [Member]
Borrowings
Aggregate principal amount				$ 2,000
Borrowings				$ 2,000
Aeropuertos Argentina 2000 SA [Member] | Offshore credit facility agreement
Borrowings
Aggregate principal amount					$ 35,000
Borrowings					$ 35,000